Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income:
Interest income	₩ 76,045	₩ 54,353	₩ 45,884
Gain on sale of accounts receivable - trade	18,548	18,638
Dividends	12,416	19,161	16,102
Gain on foreign currency transactions	13,676	14,186	18,923
Gain on foreign currency translations	7,110	5,085	5,090
Gain on disposal of long-term investment securities	4,890	459,349	10,786
Gain on valuation of derivatives	223,943	4,132	1,927
Reversal of impairment loss on available-for-sale financial assets	9,900
Gain relating to financial assets at fair value through profit or loss	33	25
Gain relating to financial liability at fair value through profit or loss		121	5,188
Finance income	366,561	575,050	103,900
Finance Costs:
Interest expense	299,100	290,454	297,662
Loss on sale of accounts receivable - trade	9,682
Loss on foreign currency transactions	19,263	16,765	17,931
Loss on foreign currency translations	8,419	3,991	4,750
Loss on disposal of long-term investment securities	36,024	2,919	2,599
Loss on settlement of derivatives	10,031	3,428	4,845
Loss relating to financial liability at fair value through profit or loss	678	4,018	526
Impairment loss on long-term investment securities	14,519	5,255	21,787
Other finance costs	35,900
Finance costs	₩ 433,616	₩ 326,830	₩ 350,100